Equity-Accounted Joint Ventures - Exmar LPG Joint Venture - Additional Information (Details) - Exmar LPG Joint Venture - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 216.2	$ 228.2
Carrying value of guarantee liability	0.7	1.0
Investment in and advances to equity-accounted joint ventures (note 7)		32.3
Interest accrued on advances	0.0	0.0
Difference between carrying amount and book value	15.3	17.4
Interest Income, Related Party	$ 0.7	$ 0.2	$ 0.8
LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)	0.50%